Offerings - Offering: 1	Oct. 24, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class I Common Stock, par value $0.01 per share
Amount Registered | shares	24,397,609
Proposed Maximum Offering Price per Unit	13.86
Maximum Aggregate Offering Price	$ 338,150,860.74
Fee Rate	0.01381%
Amount of Registration Fee	$ 46,698.63
Offering Note	(1) Covers shares of Class I Common Stock, par value $0.01 per share ("Common Stock"), of Blackstone Real Estate Income Trust, Inc. (the "Registrant") to be issued under the Blackstone Real Estate Income Trust, Inc. Amended and Restated 2022 Stock Incentive Plan (the "Plan"), which amends and restates the Blackstone Real Estate Income Trust, Inc. 2022 Stock Incentive Plan. In addition to the shares set forth in the table, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the number of shares registered includes an indeterminate number of additional shares of Common Stock which may be offered and issued to prevent dilution in the event of a stock split, stock dividend or similar transaction. (2) In accordance with Rule 457(h)(1) of the Securities Act, the price of the securities has been estimated pursuant to Rule 457(c) of the Securities Act solely for the purpose of calculating the registration fee, and the price listed is the net asset value per share as of September 25, 2025.